Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Significant Accounting Policies
Depreciation expenses	$ 29.9	$ 25.6
Computers and equipment | Minimum
Significant Accounting Policies
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Significant Accounting Policies
Estimated useful lives of assets	4 years
Furniture and fixtures
Significant Accounting Policies
Estimated useful lives of assets	5 years